ESTIMATION OF FAIR VALUE - Measurements at fair value on a non-recurring basis (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Non-current assets held for sale	$ 208,426	$ 240,412
Non-recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Impaired collateralized loans	1,959,513	1,508,693
Non-current assets held for sale	208,426	240,412
Assets held for sale	2,167,939	1,749,105
Level 3 of fair value hierarchy [member] | Non-recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Impaired collateralized loans	1,959,513	1,508,693
Non-current assets held for sale	208,426	240,412
Assets held for sale	$ 2,167,939	$ 1,749,105